Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total		$ 224,410,000	$ 57,880,000	$ 12,480,000	$ 7,570,000	$ 302,340,000
Manantial Espejo Mine [Member]
Total	[1]	2,440,000	1,040,000		100,000	3,580,000
Argenta [Member]
Total	[1]	200,000				200,000
Estelar [Member]
Total	[1]	6,020,000	12,580,000		6,430,000	25,030,000
Suyai [Member]
Total	[1]	260,000				260,000
Agua Rica [Member]
Total	[1]	140,000				140,000
San Vincente Mine [Member]
Total	[1]	9,080,000	17,030,000			26,110,000
Jacobina Mine [Member]
Total	[1]	28,470,000	7,370,000		230,000	36,070,000
Timmins West Mines [Member]
Total	[1]	1,220,000	2,580,000	120,000		3,920,000
El Péñon Mine [Member]
Total	[1]	79,180,000	11,640,000	2,630,000	$ 810,000	94,260,000
Minera Florida Mine [Member]
Total	[1]		2,120,000	280,000		2,400,000
La Pepa [Member]
Total	[1]			320,000		320,000
Jeronimo [Member]
Total	[1]			320,000		320,000
Escobal Mine [Member]
Total	[1]	530,000	130,000			660,000
Alamo Dorado Mine [Member]
Total	[1]			430,000		430,000
La Colorada Mine [Member]
Total	[1]	15,140,000	1,110,000	710,000		16,960,000
Dolores Mine [Member]
Total	[1]	10,690,000	$ 2,280,000	4,840,000		17,810,000
Huaron Mine [Member]
Total	[1]	12,580,000		840,000		13,420,000
Morococha Mine [Member]
Total	[1]	350,000				350,000
La Arena Mine [Member]
Total	[1]	13,330,000		1,080,000		14,410,000
Shahuindo Mine [Member]
Total	[1]	$ 44,780,000		$ 910,000		$ 45,690,000

[1]
The functional currency is USD which was converted from local currency. The following are the average annual exchange rates:
BOB 6.9062; CAD 1.3497; ARS 295.6761; MXN 17.7306; PEN 3.7438; BRL 4.9935; CLP 840.67 and GTQ 7.8337.
Amounts were subsequently converted into CAD from USD using the average exchange rate for the year ended December 31, 2023 of 1USD = 1.3497 CAD.
On March 31, 2023, the Reporting Entity acquired 100% of the outstanding shares of Yamana Gold Inc. This amended report includes the payments made by Yamana Gold Inc. for the period from January 1, 2023 to December 31, 2023. For subsequent years, the payments for Yamana Gold Inc. will be incorporated into the ESTMA report for Pan American Silver Corp.